Fair Value Measurements - Schedule of Changes in Fair Value of Contingent Liability (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance beginning	$ (23,759)	$ (21,999)	$ (20,369)
Gain resulting from remeasurement of contingent liability (Note 25)	(1,906)	(1,760)	(1,630)
Transfers in and out of Level 3
Ending balance	$ (25,665)	$ (23,759)	$ (21,999)